COMMITMENTS AND CONTINGENCIES (Details Narrative) - 12 months ended Mar. 31, 2023	USD ($)	CAD ($)
Maxthe Mutt Animation Inc [Member]
Payment to shareholders	$ 362,450	$ 500,000